SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of - Share Options Outstanding, Shares under the Executive Share Ownership Plan, Shares under CFO Buyout
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2022		2021
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,180,563,291	30.63	1,120,138,915	30.39
Granted	217,611,519	39.38	236,923,744	39.40
Exercised	(23,359,526)	37.75	(6,924,434)	30.57
Forfeited	(20,961,259)	29.20	(22,815,078)	28.78
Cancelled	(47,687,607)	33.88	(51,479,310)	32.57
Expired	(49,248,343)	46.29	(95,280,546)	49.03
Outstanding at 31 December	1,256,918,075	31.30	1,180,563,291	30.63
Exercisable at 31 December	263,302	47.92	336,561	51.03

	2022		2021
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	14,032,762	Nil	8,477,084	Nil
Granted	10,278,224	Nil	13,610,204	Nil
Exercised	(3,333,322)	Nil	(7,110,663)	Nil
Vested	–	Nil	–	Nil
Forfeited	(33,409)	Nil	(385,184)	Nil
Lapsed	(477,784)	Nil	(558,679)	Nil
Outstanding at 31 December	20,466,471	Nil	14,032,762	Nil
Exercisable at 31 December	1,638,202	Nil	708,939	Nil

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	686,085	1,810,712
Exercised	(686,085)	(1,124,627)
Outstanding at 31 December	–	686,085

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	7,444,787	–
Granted	–	8,301,708
Exercised	(859,340)	(856,921)
Outstanding at 31 December	6,585,447	7,444,787

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	350,873,627	533,987,527
Granted	–	–
Vested	(50,703,778)	(39,621,415)
Forfeited	(98,741,356)	(144,437,243)
Dividend award	966,016	944,758
Outstanding at 31 December	202,394,509	350,873,627

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	77,883,068	–
Granted	108,513,202	83,456,304
Vested	–	–
Forfeited	(14,448,527)	(5,573,236)
Dividend award	–	–
Outstanding at 31 December	171,947,743	77,883,068

Schedule of Assumptions Used for Calculating Benefit Plans
The fair value calculations at 31 December 2022 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plans	Long Term Share Plan
Weighted average risk-free interest rate	4.33%	3.20%	1.01%
Weighted average expected life	3.3 years	1.2 years	3.6 years
Weighted average expected volatility	28%	27%	33%
Weighted average expected dividend yield	5.3%	5.3%	5.3%
Weighted average share price	£0.42	£0.47	£0.43
Weighted average exercise price	£0.39	Nil	Nil